UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04894

Franklin Managed Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Rising Dividends Fund
Class A [FRDPX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin Rising Dividends Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$41	0.83%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$25,764,451,603
Total Number of Portfolio Holdings	58
Portfolio Turnover Rate	12.36%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Rising Dividends Fund	PAGE 1	158-STSR-0526

Franklin Rising Dividends Fund
Class C [FRDTX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin Rising Dividends Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$78	1.58%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$25,764,451,603
Total Number of Portfolio Holdings	58
Portfolio Turnover Rate	12.36%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Rising Dividends Fund	PAGE 1	258-STSR-0526

Franklin Rising Dividends Fund
Class R [FRDRX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin Rising Dividends Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$53	1.08%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$25,764,451,603
Total Number of Portfolio Holdings	58
Portfolio Turnover Rate	12.36%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Rising Dividends Fund	PAGE 1	858-STSR-0526

Franklin Rising Dividends Fund
Class R6 [FRISX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin Rising Dividends Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$26	0.52%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$25,764,451,603
Total Number of Portfolio Holdings	58
Portfolio Turnover Rate	12.36%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Rising Dividends Fund	PAGE 1	348-STSR-0526

Franklin Rising Dividends Fund
Advisor Class [FRDAX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin Rising Dividends Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$29	0.58%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$25,764,451,603
Total Number of Portfolio Holdings	58
Portfolio Turnover Rate	12.36%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Rising Dividends Fund	PAGE 1	658-STSR-0526

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.
(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Franklin
Rising Dividends
Fund
Financial Statements and Other Important Information
Semi-Annual | March 31,  2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 10
Notes to Financial Statements 14
Changes In and Disagreements with Accountants 21
Results of Meeting(s) of Shareholders 21
Remuneration Paid to Directors, Officers and Others 21
Board Approval of Management and Subadvisory Agreements 21

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $98.51 $100.08 $84.29 $76.32 $90.55 $72.25
Income from investment operations
a
:
Net investment income
b
............. 0.35 0.76 0.90 0.94 0.76 0.63
Net realized and unrealized gains (losses) (1.95) 6.66 18.92 11.20 (10.61) 18.30
Total from investment operations ........ (1.60) 7.42 19.82 12.14 (9.85) 18.93
Less distributions from:
Net investment income .............. (0.36) (0.71) (0.84) (0.83) (0.64) (0.63)
Net realized gains ................. (8.51) (8.28) (3.19) (3.34) (3.74) —
Total distributions ................... (8.87) (8.99) (4.03) (4.17) (4.38) (0.63)
Net asset value, end of period .......... $88.04 $98.51 $100.08 $84.29 $76.32 $90.55
Total return
c
....................... (1.91)% 8.35% 24.27% 15.99% (11.63)% 26.31%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.83% 0.83% 0.83% 0.84% 0.84% 0.85%
Expenses net of waiver and payments by
affiliates .......................... 0.83%
e
0.82% 0.82% 0.83%
f
0.84%
e,f
0.85%
e,f
Net investment income ............... 0.74% 0.81% 0.98% 1.11% 0.86% 0.74%
Supplemental data
Net assets, end of period (000’s) ........ $17,873,093 $19,467,848 $19,760,586 $17,081,636 $15,339,642 $17,819,162
Portfolio turnover rate ................ 12.36%
g
11.20% 12.32% 1.88% 3.02%
g
5.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 7 for current period information.

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $95.88 $97.68 $82.31 $74.58 $88.67 $70.77
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.01) 0.06 0.21 0.29 0.09 (—)
c
Net realized and unrealized gains (losses) (1.88) 6.49 18.49 10.97 (10.38) 17.95
Total from investment operations ........ (1.89) 6.55 18.70 11.26 (10.29) 17.95
Less distributions from:
Net investment income .............. — (0.07) (0.14) (0.19) (0.06) (0.05)
Net realized gains ................. (8.51) (8.28) (3.19) (3.34) (3.74) —
Total distributions ................... (8.51) (8.35) (3.33) (3.53) (3.80) (0.05)
Net asset value, end of period .......... $85.48 $95.88 $97.68 $82.31 $74.58 $88.67
Total return
d
....................... (2.28)% 7.54% 23.33% 15.15% (12.31)% 25.37%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.58% 1.58% 1.58% 1.59% 1.59% 1.60%
Expenses net of waiver and payments by
affiliates .......................... 1.58%
f
1.57% 1.57% 1.58%
g
1.59%
f,g
1.60%
f,g
Net investment income (loss) .......... (0.01)% 0.07% 0.24% 0.35% 0.10% (—)%
h
Supplemental data
Net assets, end of period (000’s) ........ $624,561 $743,907 $900,965 $925,650 $1,101,919 $1,572,738
Portfolio turnover rate ................ 12.36%
i
11.20% 12.32% 1.88% 3.02%
i
5.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 7 for current period information.

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $98.06 $99.66 $83.95 $76.02 $90.21 $71.98
Income from investment operations
a
:
Net investment income
b
............. 0.23 0.53 0.67 0.73 0.54 0.42
Net realized and unrealized gains (losses) (1.93) 6.62 18.85 11.16 (10.59) 18.24
Total from investment operations ........ (1.70) 7.15 19.52 11.89 (10.05) 18.66
Less distributions from:
Net investment income .............. (0.24) (0.47) (0.62) (0.62) (0.40) (0.43)
Net realized gains ................. (8.51) (8.28) (3.19) (3.34) (3.74) —
Total distributions ................... (8.75) (8.75) (3.81) (3.96) (4.14) (0.43)
Net asset value, end of period .......... $87.61 $98.06 $99.66 $83.95 $76.02 $90.21
Total return
c
....................... (2.03)% 8.07% 23.95% 15.72% (11.87)% 26.00%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.08% 1.08% 1.08% 1.09% 1.09% 1.10%
Expenses net of waiver and payments by
affiliates .......................... 1.08%
e
1.07% 1.07% 1.08%
f
1.09%
e,f
1.10%
e,f
Net investment income ............... 0.49% 0.57% 0.73% 0.85% 0.61% 0.49%
Supplemental data
Net assets, end of period (000’s) ........ $165,506 $178,613 $189,852 $168,492 $159,396 $192,325
Portfolio turnover rate ................ 12.36%
g
11.20% 12.32% 1.88% 3.02%
g
5.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 7 for current period information.

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $98.40 $99.99 $84.22 $76.27 $90.51 $72.21
Income from investment operations
a
:
Net investment income
b
............. 0.49 1.05 1.19 1.21 1.05 0.90
Net realized and unrealized gains (losses) (1.94) 6.64 18.90 11.18 (10.62) 18.29
Total from investment operations ........ (1.45) 7.69 20.09 12.39 (9.57) 19.19
Less distributions from:
Net investment income .............. (0.52) (1.00) (1.13) (1.10) (0.93) (0.89)
Net realized gains ................. (8.51) (8.28) (3.19) (3.34) (3.74) —
Total distributions ................... (9.03) (9.28) (4.32) (4.44) (4.67) (0.89)
Net asset value, end of period .......... $87.92 $98.40 $99.99 $84.22 $76.27 $90.51
Total return
c
....................... (1.77)% 8.68% 24.66% 16.36% (11.35)% 26.72%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.52% 0.51% 0.52% 0.52% 0.52% 0.53%
Expenses net of waiver and payments by
affiliates .......................... 0.52%
e
0.51%
e
0.51% 0.51%
f
0.52%
e,f
0.53%
e,f
Net investment income ............... 1.05% 1.13% 1.30% 1.42% 1.19% 1.06%
Supplemental data
Net assets, end of period (000’s) ........ $3,238,901 $3,539,590 $3,551,789 $2,923,672 $2,331,423 $2,510,987
Portfolio turnover rate ................ 12.36%
g
11.20% 12.32% 1.88% 3.02%
g
5.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 7 for current period information.

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $98.41 $100.00 $84.23 $76.27 $90.50 $72.21
Income from investment operations
a
:
Net investment income
b
............. 0.46 1.00 1.13 1.15 0.98 0.84
Net realized and unrealized gains (losses) (1.93) 6.63 18.90 11.19 (10.61) 18.28
Total from investment operations ........ (1.47) 7.63 20.03 12.34 (9.63) 19.12
Less distributions from:
Net investment income .............. (0.49) (0.94) (1.07) (1.04) (0.86) (0.83)
Net realized gains ................. (8.51) (8.28) (3.19) (3.34) (3.74) —
Total distributions ................... (9.00) (9.22) (4.26) (4.38) (4.60) (0.83)
Net asset value, end of period .......... $87.94 $98.41 $100.00 $84.23 $76.27 $90.50
Total return
c
....................... (1.79)% 8.61% 24.58% 16.28% (11.41)% 26.62%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.58% 0.58% 0.58% 0.59% 0.59% 0.60%
Expenses net of waiver and payments by
affiliates .......................... 0.58%
e
0.57% 0.57% 0.58%
f
0.59%
e,f
0.60%
e,f
Net investment income ............... 0.99% 1.07% 1.23% 1.36% 1.11% 0.99%
Supplemental data
Net assets, end of period (000’s) ........ $3,862,391 $4,287,978 $4,476,068 $3,878,570 $3,430,804 $4,295,258
Portfolio turnover rate ................ 12.36%
g
11.20% 12.32% 1.88% 3.02%
g
5.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 7 for current period information.

Franklin Managed Trust
Schedule of Investments (unaudited), March 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks 99.0%
Aerospace & Defense 3.3%
General Dynamics Corp. .............................................. 1,095,000 $ 375,825,900
RTX Corp. ........................................................ 2,450,000 472,605,000
848,430,900
Banks 3.7%
JPMorgan Chase & Co. ............................................... 3,255,000 957,490,800
Beverages 1.0%
PepsiCo, Inc. ...................................................... 1,610,000 250,016,900
Biotechnology 1.8%
AbbVie, Inc. ....................................................... 2,105,000 457,816,450
Building Products 2.6%
Carlisle Cos., Inc. ................................................... 665,000 221,857,300
Johnson Controls International plc ....................................... 3,365,000 440,646,750
662,504,050
Capital Markets 9.0%
Ares Management Corp. , A ............................................ 3,265,000 356,211,500
Charles Schwab Corp. (The) ........................................... 5,185,000 487,286,300
KKR & Co., Inc. ..................................................... 1,080,000 99,900,000
Morgan Stanley ..................................................... 4,050,000 666,508,500
Nasdaq, Inc. ....................................................... 5,860,000 497,455,400
S&P Global, Inc. .................................................... 495,000 210,543,300
2,317,905,000
Chemicals 5.3%
Ecolab, Inc. ........................................................ 1,237,500 329,199,750
Linde plc .......................................................... 1,700,000 842,792,000
Sherwin-Williams Co. (The) ............................................ 641,874 205,752,711
1,377,744,461
Commercial Services & Supplies 1.2%
Cintas Corp. ....................................................... 1,825,000 308,680,500
Communications Equipment 1.0%
Motorola Solutions, Inc. ............................................... 580,000 251,702,600
Consumer Staples Distribution & Retail 4.7%
Casey's General Stores, Inc. ........................................... 415,000 302,061,900
Walmart, Inc. ...................................................... 7,355,000 914,079,400
1,216,141,300
Electric Utilities 1.5%
NextEra Energy, Inc. ................................................. 4,050,000 376,164,000
Electrical Equipment 1.5%
nVent Electric plc ................................................... 3,260,000 385,592,800
Financial Services 3.1%
Visa, Inc. , A ........................................................ 2,620,000 791,868,800
Ground Transportation 1.1%
Old Dominion Freight Line, Inc. ......................................... 1,490,000 291,146,000
Health Care Equipment & Supplies 4.9%
Abbott Laboratories .................................................. 4,635,000 475,875,450
STERIS plc ........................................................ 1,065,500 235,614,015
Stryker Corp. ...................................................... 1,669,000 548,416,710
1,259,906,175

Franklin Managed Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Hotels, Restaurants & Leisure 2.0%
McDonald's Corp. ................................................... 1,650,000 $ 512,803,500
Household Durables 0.9%
DR Horton, Inc. ..................................................... 1,620,000 222,296,400
Household Products 2.0%
Procter & Gamble Co. (The) ........................................... 3,595,000 519,261,800
Industrial Conglomerates 0.9%
Honeywell International, Inc. ........................................... 1,075,000 242,982,250
Insurance 1.0%
Erie Indemnity Co. , A ................................................. 150,000 37,696,500
Marsh & McLennan Cos., Inc. .......................................... 1,210,000 209,874,500
247,571,000
IT Services 0.7%
Accenture plc , A .................................................... 980,000 194,324,200
Life Sciences Tools & Services 1.5%
Danaher Corp. ..................................................... 2,065,000 391,524,000
Machinery 1.7%
Parker-Hannifin Corp. ................................................ 490,000 438,667,600
Multi-Utilities 2.4%
Ameren Corp. ...................................................... 2,780,000 305,577,600
WEC Energy Group, Inc. .............................................. 2,705,000 313,157,850
618,735,450
Oil, Gas & Consumable Fuels 4.4%
Chevron Corp. ..................................................... 2,195,000 454,145,500
EOG Resources, Inc. ................................................ 2,200,000 318,054,000
Exxon Mobil Corp. ................................................... 2,105,000 357,134,300
1,129,333,800
Pharmaceuticals 6.6%
Eli Lilly & Co. ...................................................... 830,000 763,409,100
Johnson & Johnson ................................................. 2,795,000 683,209,800
Merck & Co., Inc. ................................................... 2,155,000 259,224,950
1,705,843,850
Semiconductors & Semiconductor Equipment 10.5%
Analog Devices, Inc. ................................................. 1,945,000 618,782,300
Applied Materials, Inc. ................................................ 1,250,000 427,237,500
Broadcom, Inc. ..................................................... 3,920,000 1,213,279,200
Texas Instruments, Inc. ............................................... 2,275,000 441,668,500
2,700,967,500
Software 9.3%
Intuit, Inc. ......................................................... 172,500 74,585,550
Microsoft Corp. ..................................................... 4,225,000 1,563,968,250
Oracle Corp. ....................................................... 4,330,000 636,986,300
Roper Technologies, Inc. .............................................. 310,000 109,696,600
2,385,236,700
Specialty Retail 4.0%
Lowe's Cos., Inc. .................................................... 1,740,000 411,127,200
Ross Stores, Inc. ................................................... 1,675,000 362,855,250
Tractor Supply Co. .................................................. 5,740,000 260,022,000
1,034,004,450

Franklin Managed Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc. ........................................................ 3,890,000 $ 987,243,100
Trading Companies & Distributors 1.6%
WW Grainger, Inc. ................................................... 390,000 425,415,900
Total Common Stocks (Cost $ 12,972,996,283 ) ...................................
25,509,322,236
a a a a
Short Term Investments 1.1%
a
Money Market Funds 1.1%
a,b
Franklin Institutional U.S. Government Money Market Fund , 3.578% ............. 276,666,311 276,666,311
Total Money Market Funds (Cost $ 276,666,311 ) .................................
276,666,311
Total Short Term Investments (Cost $ 276,666,311 ) ...............................
276,666,311
a
Total Investments (Cost $ 13,249,662,594 ) 100.1% ...............................
$25,785,988,547
Other Assets, less Liabilities (0.1) % ...........................................
(21,536,944)
Net Assets 100.0% ...........................................................
$25,764,451,603
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Managed Trust
Financial Statements
Statement of Assets and Liabilities
March 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Rising
Dividends Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $12,972,996,283
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 276,666,311
Value - Unaffiliated issuers .................................................................. $25,509,322,236
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 276,666,311
Cash .................................................................................... 3,775,399
Receivables:
Capital shares sold ........................................................................ 7,472,236
Dividends ............................................................................... 9,704,226
Total assets .......................................................................... 25,806,940,408
Liabilities:
Payables:
Capital shares redeemed ................................................................... 22,385,737
Management fees ......................................................................... 10,913,826
Distribution fees .......................................................................... 4,488,748
Transfer agent fees ........................................................................ 4,050,785
Trustees' fees and expenses ................................................................. 24,704
Distributions to shareholders ................................................................. 63
Accrued expenses and other liabilities ........................................................... 624,942
Total liabilities ......................................................................... 42,488,805
Net assets, at value ................................................................. $25,764,451,603
Net assets consist of:
Paid-in capital ............................................................................. $9,849,282,812
Total distributable earnings (losses) ............................................................. 15,915,168,791
Net assets, at value ................................................................. $25,764,451,603

Franklin Managed Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
March 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Rising
Dividends Fund
Class A:
Net assets, at value ....................................................................... $17,873,092,564
Shares outstanding ........................................................................ 203,014,316
Net asset value per share
a ,b
.................................................................. $88.04
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
................................ $93.16
Class C:
Net assets, at value ....................................................................... $624,560,913
Shares outstanding ........................................................................ 7,306,922
Net asset value and maximum offering price per share
a ,b
............................................ $85.48
Class R:
Net assets, at value ....................................................................... $165,506,259
Shares outstanding ........................................................................ 1,889,198
Net asset value and maximum offering price per share
b
............................................. $87.61
Class R6:
Net assets, at value ....................................................................... $3,238,900,925
Shares outstanding ........................................................................ 36,837,422
Net asset value and maximum offering price per share
b
............................................. $87.92
Advisor Class:
Net assets, at value ....................................................................... $3,862,390,942
Shares outstanding ........................................................................ 43,922,623
Net asset value and maximum offering price per share
b
............................................. $87.94
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Managed Trust
Financial Statements
Statement of Operations
for the six months ended March 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Rising
Dividends Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $207,467,568
Non-controlled affiliates (Note 3 f ) ............................................................. 6,998,441
Total investment income ................................................................... 214,466,009
Expenses:
Management fees (Note 3 a ) ................................................................... 67,056,959
Distribution fees: (Note 3c )
    Class A ................................................................................ 23,648,691
    Class C ................................................................................ 3,482,360
    Class R ................................................................................ 437,075
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 7,688,270
Class C ................................................................................ 282,624
    Class R ................................................................................ 71,046
    Class R6 ............................................................................... 300,419
    Advisor Class ............................................................................ 1,689,032
Custodian fees ............................................................................ 73,916
Reports to shareholders fees .................................................................. 571,224
Registration and filing fees .................................................................... 265,549
Professional fees ........................................................................... 36,582
Trustees' fees and expenses .................................................................. 157,231
Other .................................................................................... 315,981
Total expenses ......................................................................... 106,076,959
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (318,156)
Net expenses ......................................................................... 105,758,803
Net investment income ................................................................ 108,707,206
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
*
Unaffiliated issuers ...................................................................... 3,577,099,666
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (4,164,623,470)
Net realized and unrealized gain (loss) ............................................................ (587,523,804)
Net increase (decrease) in net assets resulting from operations .......................................... $(478,816,598)
*
Includes gains from redemption in-kind. See Note 7.

Franklin Managed Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Rising Dividends Fund
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $108,707,206 $239,296,982
Net realized gain (loss) ................................................. 3,577,099,666 2,749,717,076
Net change in unrealized appreciation (depreciation) ........................... (4,164,623,470) (806,354,530)
Net increase (decrease) in net assets resulting from operations ................ (478,816,598) 2,182,659,528
Distributions to shareholders:
Class A ............................................................. (1,715,145,869) (1,752,882,468)
Class C ............................................................. (62,269,182) (72,908,038)
Class R ............................................................. (15,662,162) (16,319,016)
Class R6 ............................................................ (317,143,301) (326,580,656)
Advisor Class ........................................................ (386,006,765) (407,452,821)
Total distributions to shareholders .......................................... (2,496,227,279) (2,576,142,999)
Capital share transactions: (Note 2 )
Class A ............................................................. 458,650,738 (37,158,274)
Class C ............................................................. (43,175,794) (135,423,586)
Class R ............................................................. 5,879,466 (8,456,809)
Class R6 ............................................................ 73,178,244 29,636,596
Advisor Class ........................................................ 27,026,129 (116,436,587)
Total capital share transactions ............................................ 521,558,783 (267,838,660)
Net increase (decrease) in net assets ................................... (2,453,485,094) (661,322,131)
Net assets:
Beginning of period ..................................................... 28,217,936,697 28,879,258,828
End of period .......................................................... $25,764,451,603 $28,217,936,697

Franklin Managed Trust
Notes to Financial Statements (unaudited)
Franklin Rising Dividends Fund

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Managed Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of one fund,
Franklin Rising Dividends Fund (Fund). The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies
(ASC 946) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC
946. The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of March 31, 2026, the Fund has
determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise

Franklin Managed Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Rising Dividends Fund
(continued)
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
d. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
e. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At March 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
March 31, 2026
Year Ended
September 30, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 5,367,748 $504,043,698 11,620,397 $1,082,033,338
Shares issued in reinvestment of distributions .......... 18,253,813 1,663,897,563 18,898,042 1,697,283,435
Shares redeemed ............................... (18,229,401) (1,709,290,523) (30,341,637) (2,816,475,047)
Net increase (decrease) .......................... 5,392,160 $458,650,738 176,802 $(37,158,274)
Class C Shares:
Shares sold ................................... 347,508 $31,788,433 800,737 $73,003,544
Shares issued in reinvestment of distributions .......... 694,046 61,450,792 820,585 71,771,010
Shares redeemed
a
.............................. (1,493,368) (136,415,019) (3,085,961) (280,198,140)
Net increase (decrease) .......................... (451,814) $(43,175,794) (1,464,639) $(135,423,586)
1. Organization and Significant Accounting Policies
(continued)
b. Income and Deferred Taxes
(continued)

Franklin Managed Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Rising Dividends Fund
(continued)
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Six Months Ended
March 31, 2026
Year Ended
September 30, 2025
Shares Amount Shares Amount
Class R Shares:
Shares sold ................................... 68,919 $6,471,483 165,775 $15,319,768
Shares issued in reinvestment of distributions .......... 172,186 15,619,681 182,081 16,283,127
Shares redeemed ............................... (173,313) (16,211,698) (431,459) (40,059,704)
Net increase (decrease) .......................... 67,792 $5,879,466 (83,603) $(8,456,809)
Class R6 Shares:
Shares sold ................................... 9,463,253 $875,659,281 5,190,420 $481,985,829
Shares issued in reinvestment of distributions .......... 3,333,899 303,429,557 3,476,951 311,831,596
Shares redeemed in-kind (Note 7 ) ................... (7,047,810) (648,808,907) — —
Shares redeemed ............................... (4,882,796) (457,101,687) (8,216,878) (764,180,829)
Net increase (decrease) .......................... 866,546 $73,178,244 450,493 $29,636,596
Advisor Class Shares:
Shares sold ................................... 2,220,438 $208,674,365 4,696,118 $437,238,455
Shares issued in reinvestment of distributions .......... 3,963,599 360,810,049 4,237,979 380,160,121
Shares redeemed ............................... (5,832,518) (542,458,285) (10,123,077) (933,835,163)
Net increase (decrease) .......................... 351,519 $27,026,129 (1,188,980) $(116,436,587)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $5 billion
0.490% Over $5 billion, up to and including $10 billion
0.480% Over $10 billion, up to and including $20 billion
0.470% In excess of $20 billion
2. Shares of Beneficial Interest
(continued)

Franklin Managed Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Rising Dividends Fund
(continued)
For the period ended March 31, 2026, the annualized gross effective investment management fee rate was 0.490% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended March 31, 2026, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$2,712,455 was retained by Investor Services.
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $592,050
CDSC retained .............................................................................. $55,445
3 . Transactions with Affiliates (continued)
a. Management Fees
(continued)

Franklin Managed Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Rising Dividends Fund
(continued)
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended March 31, 2026, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until January 31, 2027.
4. Income Taxes
At March 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2026, aggregated
$3,352,046,606 and $4,532,742,570, respectively. Sales of investments excluded in-kind transactions of  $630,046,940.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Rising Dividends Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $332,065,022 $2,596,472,130 $(2,651,870,841) $— $— $276,666,311 276,666,311 $6,998,441
Total Affiliated Securities ... $332,065,022 $2,596,472,130 $(2,651,870,841) $— $— $276,666,311 $6,998,441
Cost of investments .......................................................................... $13,273,298,070
Unrealized appreciation ........................................................................ $12,944,045,535
Unrealized depreciation ........................................................................ (431,355,058)
Net unrealized appreciation (depreciation) .......................................................... $12,512,690,477
3 . Transactions with Affiliates (continued)

Franklin Managed Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Rising Dividends Fund
(continued)
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended March 31, 2026, the Fund did not use the
Global Credit Facility.
7. Redemption In-Kind
During the period ended March 31, 2026, Franklin Rising Dividends Fund realized $589,751,849 of net gains resulting from non-pro rata redemptions in-kind in which shareholders redeemed fund shares for cash and selected portfolio securities held by the Fund, whereby portfolio securities selected by the investment manager were distributed to the redeeming shareholders of the Fund. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gain to paid-in capital.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At March 31, 2026, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Schedule of Investments.
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

Franklin Managed Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Rising Dividends Fund
(continued)
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
9. Operating Segments
(continued)

Franklin Managed Trust

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4358-SFSOI 05/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.
ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.
(b)	Not applicable.
ITEM 19.	EXHIBITS.

(a) (1) Not applicable

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Managed Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	May 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	May 29, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	May 29, 2026